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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard, Singapore
          238891, Singapore

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chia Yue Joo Lena
Title:  Managing Director, Legal & Regulations
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Chia Yue Joo Lena                    Singapore            July 2, 2008
-------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4
Form 13F Information Table Entry Total:  12
Form 13F Information Table Value Total:  1,145,288
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name
--- ------------------------- ---------------------------------------
 1  28-______________________ Fullerton (Private) Limited

 2  28-______________________ Aranda Investments (Mauritius) Pte Ltd

 3  28-13095                  Seletar Investments Pte Ltd

 4  28-13090                  Temasek Capital (Private) Limited

                                      2

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                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------                   -------------- --------- -------- ------------------- -------------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER   ----------------------
NAME OF ISSUER             TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------             -------------- --------- -------- ---------- --- ---- -------------- -------- ---------- ------ ----
CONOCOPHILLIPS             COM            20825C104   1,397      21,313 SH       Shared-defined    1         21,313
CYCLACEL PHARMACEUTICALS
INC                        COM            23254L108   2,694     399,135 SH       Shared-defined             399,135
DISNEY WALT CO             COM DISNEY     254687106     863      28,764 SH       Shared-defined    1         28,764
DITECH NETWORKS INC        COM            25500T108     209      23,927 SH       Shared-defined    4         23,927
DUKE ENERGY CORP NEW       COM            26441C105     835      28,421 SH       Shared-defined    1         28,421
EQUINIX INC                COM NEW        29444U502 236,541   4,311,718 SH       Shared-defined    4      4,311,718
EXXON MOBIL CORP           COM            30231G102   1,871      30,500 SH       Shared-defined    1         30,500
GENENTECH INC              COM NEW        368710406     469       5,738 SH       Shared-defined    1          5,738
GLOBAL CROSSING LTD        SHS NEW        G3921A175 801,770  45,119,292 SH       Shared-defined    1     45,119,292
ICICI BK LTD               ADR            45104G104  39,405   1,666,182 SH       Shared-defined           1,666,182
SPDR TR                    UNIT SER 1     78462F103  59,077     464,336 SH       Shared-defined    1        464,336
STATS CHIPPAC LTD          SPONSORED ADR  85771T104     157      25,000 SH       Shared-defined              25,000